Business and Asset Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Consideration Transferred and Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of consideration transferred and the preliminary estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Cash paid	$106,578
Contingent consideration	7,136

Total consideration	$113,714

Cash	$8,861
Location contracts acquired	53,200
Property and equipment:
Video game terminals and equipment	18,000
Land	28
Buildings	548
Vehicles	600
Goodwill	34,511

Total assets acquired	115,748
Accounts payable assumed	(532)
Accrued expenses assumed	(1,502)

Net assets acquired	$113,714

The following table summarizes the consideration paid and the fair values of the tangible and intangible assets acquired at the acquisition dates for the Company’s 2018 business acquisitions (in thousands):

	Quad B	Skyhigh	G3	Mike’s Amusement	Family Amusement	Total
Cash paid at closing	$610	$9,268	$36,500	$3,500	$1,512	$51,390
Contingent consideration payable	—	4,324	1,026	—	—	5,350
Promissory note	—	—	—	—	3,368	3,368
Due to seller	—	618	3,019	—	—	3,637

Total Consideration	$610	$14,210	$40,545	$3,500	$4,880	$63,745

Cash	$—	$1,126	$2,507	$—	$—	$3,633
Video game terminals and equipment	—	506	3,009	—	—	3,515
Amusement and other equipment	472	59	204	420	300	1,455
Location contracts acquired	138	12,519	34,825	3,080	4,580	55,142

Total fair value of net assets acquired	610	14,210	40,545	3,500	4,880	63,745

The following table summarizes the consideration paid and the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Cash paid at closing	$48,000
Issuance of common stock to seller	10,794
Contingent stock consideration	3,675
Due to seller	2,055
Contingent consideration	595

Total consideration	$65,119

Cash	$4,926
Video game terminals and equipment	6,363
Vehicles	126
Amusement and other equipment	1,148
Location contracts acquired	52,716

Total assets acquired	65,279
Accrued expenses assumed	(160)

Net assets acquired	$65,119

Schedule of Unaudited Pro Forma Results
The following unaudited pro forma consolidated financial information reflects the results of operations of the Company for the three and six months ended June 30, 2019 as if the acquisition of Grand River had occurred as of January 1, 2018, after giving effect to certain purchase accounting adjustments. These amounts are based on available financial information of the acquiree prior to the acquisition date and are not necessarily indicative of what Company’s operating results would have been had the acquisition actually taken place as of January 1, 2019. This unaudited pro forma information does not project revenues and net income post acquisition (in thousands).

	Three months ended June 30, 2019	Six months ended June 30, 2019
Revenues	$119,427	$231,902
Net income	5,542	10,711
The following unaudited pro forma consolidated financial information reflects the results of operations of the Company for the years ended December 31, 2019, 2018 and 2017 as if the acquisitions of Grand River, Quad B, Skyhigh, G3, Mike’s Amusements, Family Amusement and Fair Share Gaming, had occurred as of the beginning of the fiscal year prior to the fiscal year of acquisition, after giving effect to certain purchase accounting adjustments. These amounts are based on available financial information of the acquirees prior to the acquisition dates and are not necessarily indicative of what Company’s operating results would have been had the acquisitions actually taken place at the beginning of the fiscal year prior to the fiscal year of acquisition. This unaudited pro forma information for the years ended December 31, does not project revenues and income before income tax expense post acquisition (in thousands).

	2019	2018	2017
Revenues	$466,466	$409,142	$467,676
Net (loss) income	(2,598)	16,098	26,535

Schedule of Consideration Payable
Current and long-term portions of consideration payable consist of the following at June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020		December 31, 2019
	Current	Long-Term	Current	Long-Term
TAV	$494	$3,546	$490	$3,497
Abraham	26	—	55	—
Fair Share Gaming	1,221	474	1,057	899
Family Amusement	395	2,787	293	2,815
Skyhigh	762	4,212	763	3,948
G3	294	99	2,952	154
Grand River	—	5,423	2,304	5,113
IGS	80	—	2,379	—

Total	$3,272	$16,541	$10,293	$16,426

Current and long-term portions of consideration payable consist of the following at December 31 (in thousands) :

	2019		2018
	Current	Long- Term	Current	Long- Term
TAV	$490	$3,497	$194	$1,232
Abraham	55	—	207	—
Fair Share Gaming	1,057	899	1,027	—
Family Amusement	293	2,815	357	3,011
Skyhigh	763	3,948	550	3,971
G3	2,952	154	221	806
Grand River	2,304	5,113	—	—
IGS	2,379	—	—	—

Total	$10,293	$16,426	$2,556	$9,020